Discontinued operations	12 Months Ended
Dec. 31, 2019
Discontinued operations
Discontinued operations

3.    Discontinued operations

On December 10, 2017, pursuant to the resolutions of the shareholders and board of directors, the Company decided to discontinue the electric vehicle sales facilitation business. The Discontinued Business represents a strategic shift that has a major effect on the Group’s operations and financial results. The assets and liabilities related to the Discontinued Business are classified as assets/liabilities held for sale as of December 31, 2017, and the results were reported as loss from discontinued operations.

Assets and liabilities related to the Discontinued Business to be transferred were reclassified as assets/liabilities held for sale as of December 31, 2017, while results of operations related to the Discontinued Business, including comparatives, were reported as loss from discontinued operations.

On June 30, 2018, the Company completed the disposal of the Discontinued Business resulting a gain of disposal of RMB0.8 million.

Results of discontinued operations:

	For the year ended	For the period from
	December 31,	January 1 to June 30,
	2017	2018
	RMB	RMB
Net revenues	17,768	4,807
Cost of revenues	(627)	(280)
Gross profit	17,141	4,527
Operating expenses:
Selling and marketing expenses	(30,065)	(6,800)
General and administrative expenses	(1,077)	(1,368)
Total operating expense	(31,142)	(8,168)
Loss from operations	(14,001)	(3,641)
Other expenses:
Interest expenses, net	(924)	(676)
Gain from disposal of discontinued operations	-	771
Others, net	(52)	(66)
Loss from discontinued operations before income taxes	(14,977)	(3,612)
Income tax expense	-	-
Net loss from discontinued operations	(14,977)	(3,612)

Cash flows of the discontinued operations:

	For the year ended	For the period from
	December 31,	January 1 to June 30,
	2017	2018
	RMB	RMB
Cash flows used in discontinued operations
Net cash used in operating activities	(27,875)	(2,817)
Net cash used in investing activities	(10)	-
Net cash generated from/(used in) financing activities	17,904	(2,513)
Net decrease in cash and cash equivalents	(9,981)	(5,330)